Trade and other receivables (Details Narrative) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
IfrsStatementLineItems [Line Items]
Current borrowings and current portion of non-current borrowings	$ 28,390	₨ 2,333,378	₨ 354,376
Factoring [Member]
IfrsStatementLineItems [Line Items]
Trade receivables		1,210,777	390,443
Current borrowings and current portion of non-current borrowings		₨ 1,089,699	₨ 351,399